Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information [Abstract]
Summary of operating results information for each business segment

	Year Ended December 31,
	Revenues			Income (loss) from operations
	2014	2013	2012	2014	2013	2012

	U.S. Dollars			U.S. Dollars

PCB	30,480	31,803	29,398	(2,422)	(1,588)	*
Microelectronics	57,833	53,602	55,149	9,922	5,605	*
Total	88,313	85,405	84,547	7,500	4,017	*

*	It is impracticable to present 2012 income (loss) from operations by segment due to lack in internal management reporting system.

Summary of reconciliation of segment operating results

	Year Ended December 31,
	2014	2013

	U.S. Dollars

Income from operations	7,500	4,017
Unallocated general and administrative expenses	2,056	2,501
Share-based compensation expenses	308	380
Financial expenses	1,220	1,738
Consolidated income (loss) before taxes	3,916	(602)

Schedule of Revenues by Geographic Area

	Year Ended December 31,
	2014	2013	2012

	U.S. Dollars

China and Hong Kong	28,526	25,889	25,008
Taiwan	17,495	14,543	11,292
United States	12,518	11,705	9,482
Asia- Other	11,336	6,072	10,739
Korea	8,889	15,691	17,004
Western Europe	5,739	6,519	6,998
Japan	3,204	4,010	2,370
Rest of the world	606	976	1,654

	88,313	85,405	84,547